UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	November 14, 2008

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  242950

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	53	1,400	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	9,420	238,670	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	52	2,500	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	5,889	166,220	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	11,362	191,700	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	6,921	206,300	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	9,597	119,570	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207	5,797	1,319	SH	NA	SOLE	NA	SOLE
Burlington Northern	COM	12189T104	7,450	80,600	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	21	3,100	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	8,643	157,430	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	6,466	286,600	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc 	Com	22160Q102	5,720	88,100	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	3,353	203,480	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	40	1,800	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	6,403	535,400	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	47	1,000	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109	34	1,000	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	55	1,200	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	69	1,500	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102	6,734	121,100	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	8,951	76,530	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	6,780	362,000	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	8,837	279,560	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	10,431	150,560	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	9,360	285,800	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	8,885	178,020	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	55	1,800	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	10,561	171,160	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	8,304	165,750	SH	NA	SOLE	NA	SOLE
Metlife, Inc.		COM	59156R108	6,645	118,660	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	6,717	228,250	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	5,717	214,210	SH	NA	SOLE	NA	SOLE
Monsanto Co.		COM	61166W101	6,612	66,800	SH	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105	6,858	201,700	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	40	2,200	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	67	3,300	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	8,855	124,250	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	60	1,400	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	43	2,000	SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304	8,169	226,800	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	6,934	110,260	SH	NA	SOLE	NA	SOLE
Wal-Mart Stores		COM	931142103	8,989	150,100	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	10,950	137,909	SH	NA	SOLE	NA	SOLE


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